Income taxes, Additional Income Tax Information (FY) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Deferred Tax Assets Operating Loss Carryforwards [Abstract]
Valuation allowance	$ (4,141,548)	$ (2,429,492)
Unrecognized tax benefits	0
Accrued interest and penalties	0	$ 0
Canadian federal net operating loss carryforwards	1,464,527
U.S. federal net operating loss carryforwards	$ 10,043,004
Operating loss carryforwards, expiration period	20 years